ACCOUNTS RECEIVABLE, NET (Details Narrative)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Percentage of subsequent collection	40.00%
One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Percentage of subsequent collection	45.00%	97.00%
Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Product Information [Line Items]
Percentage of subsequent collection		73.00%	99.00%